Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cancelable commitment to purchase certain license subscriptions	$ 10,000,000
Non-cancelable commitment to purchase certain license subscriptions, interest rate before maturity	0.00%
Non-cancelable commitment to purchase certain license subscriptions, interest rate after maturity	3.50%
Standby Letter of Credit
Total value of letters of credit issued by bank		$ 17,000,000	$ 16,500,000	$ 11,500,000
Amounts drawn under standby letters of credit		$ 0	$ 0